Capital and reserves (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Summary of Movements in GHI Shares and GHL Ordinary Shares
The movement in GHL ordinary shares during the six months ended June 30, 2026 is as follows:

(in thousands of shares)	Class A ordinary shares	Class B ordinary shares
In issue at January 1	3,969,291	128,356
Issued for restricted ordinary shares	—	6,750
Restricted share units vested	48,525	4,079
Exercise of share options	796	—
Issued under equity stock purchase plan	1,854	—
Repurchase of shares	(68,349)	—
Conversion of Class B ordinary shares to Class A ordinary shares	21,400	(21,400)
In issue at June 30	3,973,517	117,785
Ordinary shares held as treasury shares	16,076	—
Restricted ordinary shares issued but not fully vested	—	(12,564)
In issue at June 30 – fully paid	3,989,593	105,221
Authorized	49,500,000	500,000